SCHEDULE OF SHARE BASED PAYMENTS EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Equity [Abstract]
Employees and directors share-based payments
Shares issued for services		136,000
Total share based payments expenses		$ 136,000